Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Convertible preferred stock, shares authorized		13,966,292
Convertible preferred stock, shares issued		13,966,292
Convertible preferred stock, shares outstanding	0	13,966,292
Convertible preferred stock, liquidation value		$ 105,974,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	450,000,000	32,000,000
Common stock, shares issued	35,121,360	7,360,738
Common stock, shares outstanding	35,121,360	7,360,738
Series A Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	5,157,213
Convertible preferred stock, shares issued	0	5,157,213
Convertible preferred stock, shares outstanding	0	5,157,213
Convertible preferred stock, liquidation value	$ 0	$ 33,000,000
Series B Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	3,992,919
Convertible preferred stock, shares issued	0	3,992,919
Convertible preferred stock, shares outstanding	0	3,992,919
Convertible preferred stock, liquidation value	$ 0	$ 31,025,000
Series C Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	4,816,160
Convertible preferred stock, shares issued	0	4,816,160
Convertible preferred stock, shares outstanding	0	4,816,160
Convertible preferred stock, liquidation value	$ 0	$ 41,949,000